Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue	$ 1,683,000		$ 2,218,000				$ 4,837,000	$ 5,491,000	$ 7,053,000	$ 5,375,000
Cost of services	(700,000)		(1,083,000)				(2,118,000)	(2,851,000)	(3,665,000)	(3,068,000)
Gross profit	983,000		1,135,000				2,719,000	2,640,000	3,388,000	2,307,000
Operating Expenses:
Depreciation and amortization expense	29,000		28,000				88,000	82,000	110,000	104,000
Selling, general and administrative expenses	2,493,000		851,000				5,701,000	2,952,000	4,344,000	5,382,000
Loss on conversion of SAFE notes										379,000
Total operating expenses	2,522,000		879,000				5,789,000	3,034,000	4,454,000	5,865,000
Income (loss) from operations	(1,539,000)		256,000				(3,070,000)	(394,000)	(1,066,000)	(3,558,000)
Other income (expense)	232,000		(67,000)				235,000	40,000	73,000	3,000
Net income (loss) before income taxes	(1,307,000)		189,000				(2,835,000)	(354,000)	(993,000)	(3,555,000)
Provision for income taxes							1,000	1,000	1,000	1,000
Net income (loss)	(1,307,000)	$ (1,363,000)	189,000	$ (401,000)			(2,836,000)	(355,000)	(994,000)	(3,556,000)
Other comprehensive income (loss)
Foreign currency translation adjustments	160,000	10,000	72,000	(45,000)			120,000	51,000	(18,000)	124,000
Total other comprehensive income (loss)	160,000		72,000				120,000	51,000	(18,000)	124,000
Other comprehensive income (loss)	$ (1,147,000)		$ 261,000				$ (2,716,000)	$ (304,000)	$ (1,012,000)	$ (3,432,000)
Net income (loss) per common share – basic (in Dollars per share)	$ (0.02)		$ 0				$ (0.06)	$ (0.01)	$ (0.02)	$ (0.09)
Net income (loss) per common share – diluted (in Dollars per share)	$ (0.02)		$ 0				$ (0.06)	$ (0.01)	$ (0.02)	$ (0.09)
Weighted average common shares outstanding - basic (in Shares)	54,260,091		39,898,456				45,750,667	39,817,959	39,840,144	37,505,303
Weighted average common shares outstanding - diluted (in Shares)	54,260,091		44,198,614				45,750,667	39,817,959	39,840,144	37,505,303
Aspen-1 Acquisition Inc.
Revenue
General and administrative expenses		12,559		10,939	23,622	22,030			43,505	41,850
Operating Expenses:
Income (loss) from operations		(12,559)		(10,939)	(23,622)	(22,030)			(43,505)	(41,850)
Net income (loss)		$ (12,559)		$ (10,939)	$ (23,622)	$ (22,030)			$ (43,505)	$ (41,850)
Other comprehensive income (loss)
Net income (loss) per common share – basic (in Dollars per share)		$ 0		$ 0	$ 0	$ 0			$ (0.01)	$ (0.01)
Net income (loss) per common share – diluted (in Dollars per share)		$ 0		$ 0	$ 0	$ 0			$ (0.01)	$ (0.01)
Weighted average common shares outstanding - basic (in Shares)		5,000,000		5,000,000	5,000,000	5,000,000			5,000,000	5,000,000
Weighted average common shares outstanding - diluted (in Shares)		5,000,000		5,000,000	5,000,000	5,000,000			5,000,000	5,000,000